SHAREHOLDERS' EQUITY (Details)																		1 Months Ended	2 Months Ended	5 Months Ended	12 Months Ended			38 Months Ended
	Dec. 06, 2023 EUR (€) € / shares shares	Nov. 08, 2023 EUR (€) € / shares shares	Sep. 20, 2023 EUR (€) € / shares shares	Aug. 23, 2023 EUR (€) € / shares shares	May 31, 2023 EUR (€) € / shares shares	May 02, 2023 EUR (€) € / shares shares	Apr. 05, 2023 EUR (€) € / shares shares	Mar. 29, 2023 shares	Dec. 15, 2022 EUR (€) € / shares shares	Nov. 08, 2022 EUR (€) € / shares shares	May 17, 2022 EUR (€) € / shares shares	Nov. 17, 2021 EUR (€) € / shares shares	Jun. 11, 2021 EUR (€) € / shares shares	Apr. 04, 2019 EUR (€) € / shares shares	Aug. 29, 2018 EUR (€) € / shares shares	Apr. 25, 2017 EUR (€) € / shares shares	Apr. 26, 2016 EUR (€) € / shares shares	Sep. 30, 2022 EUR (€) shares	Jul. 31, 2001 shares	Dec. 31, 1998 shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares	Sep. 30, 2001 EUR (€)	Dec. 31, 2023 $ / shares	Sep. 30, 2022 $ / shares	Jun. 30, 2021 shares	Dec. 31, 2020 shares	Jun. 28, 2019 shares	Feb. 18, 2016 shares
Common stock, shares issued																					37,373,312	37,197,731
Common stock, par value | € / shares																					€ 0.13	€ 0.13
Commons stock, shares outstanding																					37,103,779	36,910,925
Issuance costs | €																						€ 1,954,000	€ 1,961,000
Statutory Retained Earnings (Statutory Accumulated Deficit) | €																					€ 11,962,000
Treasury stock																					269,533	286,806
Treasury Stock, Shares, Acquired (in shares)																			180,290	89,243
Treasury Stock, Value, Acquired, Par Value Method | €																								€ 590,000
Number of stock-based employee compensation plans																					3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)																					686,000	571,000	1,392,428
Share Price | $ / shares																									$ 5.28
The 2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)																														1,000,000
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in EUR per share) | € / shares																					€ 8.53	€ 9.07	€ 5.56
Share-based Compensation Arrangement by Share-based Payment Award, Options Accelerated Vesting (in shares)																					3,198,913	2,613,886	2,408,508					1,186,900
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)																					686,000	571,000	1,392,428
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)																					1,997,666	1,362,205	1,149,401
Stock issued during period shares stock options exercised																					55,973	320,622	150,820
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount | €																					€ 2,509,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)																					2 years 10 months 24 days
Share-based Payment Arrangement, Option [Member] | The 2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)																														1,000,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in EUR per share) | € / shares														€ 3.90	€ 2.65	€ 2.39	€ 3.22
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)														10 years	10 years	10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options Accelerated Vesting (in shares)																					678,080
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)														155,000	165,000	260,000	575,000
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture | €														€ 299,000	€ 219,000	€ 335,000	€ 960,000
Recognition period of non-cash financial charges														48 months	48 months	48 months	48 months
Share-based Payment Arrangement, Expense | €																					€ 3,000	€ 25,000	€ 65,000
Share-based Payment Arrangement, Option [Member] | The 2016 Plan [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)														1 year	1 year	1 year	1 year
Share-based Payment Arrangement, Option [Member] | The 2016 Plan [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)														4 years	4 years	4 years	4 years
Share-based Payment Arrangement, Option [Member] | The 2019 Plan [Member]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in EUR per share) | € / shares													€ 5.59
Share-Based Compensation Arrangement by Share-Based Payment Award, Accelerated Vesting, Number								270,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)													10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options Accelerated Vesting (in shares)																					1,244,533
Recognition period of non-cash financial charges													36 months
Share-based Payment Arrangement, Expense | €																					€ 410,000	1,104,000	1,484,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)																					1,037,111
Share-based Payment Arrangement, Option [Member] | The 2019 Plan [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)													6 months
Share-based Payment Arrangement, Option [Member] | The 2019 Plan [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)													3 years
Share-based Payment Arrangement, Option [Member] | The 2019 Plan, options to purchase pre-existing shares
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)																													358,528
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)													292,428
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture | €													€ 2,371,000
Share-based Payment Arrangement, Option [Member] | The 2019 Plan, options to purchase new shares
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)																													1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)													1,000,000
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture | €													€ 681,000
Share-based Payment Arrangement, Option [Member] | The 2021 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)																											2,000,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in EUR per share) | € / shares	€ 4.98	€ 6.64	€ 6.08	€ 7.53	€ 9.32	€ 10.10	€ 9.96		€ 9.94	€ 10.32	€ 6.41	€ 5.18
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	10 years	10 years	10 years	10 years	10 years	10 years	10 years		10 years	10 years	10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options Accelerated Vesting (in shares)																					1,276,300
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	34,000	20,000	80,000	177,000	50,000	200,000	125,000		395,000	32,000	144,000	100,000
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture | €	€ 103,000	€ 81,000	€ 296,000	€ 774,000	€ 270,000	€ 1,183,000	€ 687,000		€ 1,858,000	€ 161,000	€ 450,000	€ 229,000
Recognition period of non-cash financial charges	36 months	36 months	36 months	36 months	36 months	36 months	36 months		36 months	36 months	36 months	36 months
Share-based Payment Arrangement, Expense | €																					€ 2,936,000	€ 442,000	€ 25,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)																					282,475
Share-based Payment Arrangement, Option [Member] | The 2021 Plan [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	6 months	6 months	6 months	6 months	6 months	6 months	6 months		6 months	6 months	6 months	6 months
Share-based Payment Arrangement, Option [Member] | The 2021 Plan [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	3 years	3 years	3 years	3 years	3 years	3 years	3 years		3 years	3 years	3 years	3 years
Common stock
Stock Issued During Period, Shares, New Issues (in shares)																					192,854	3,444,789	4,300,820
Common stock | American Depository Shares (ADS) [Member]
Stock Issued During Period, Shares, New Issues (in shares)																		3,066,667
Price per share | $ / shares																										$ 7.50
Gross Proceeds From Issuance of Stock | €																		€ 23,913,000
Issuance costs | €																		€ 1,954,000